Capital Acquisitions and Dispositions	12 Months Ended
Dec. 31, 2019
Business Combinations And Dispositions [Abstract]
Capital Acquisitions and Dispositions
CAPITAL ACQUISITIONS AND DISPOSITIONS
In the year ended December 31, 2019, the Company incurred $6.3 million (year ended December 31, 2018 - $5.1 million) of transaction costs related to acquisitions through business combinations and dispositions that were recorded as general and administrative expenses.
a) Major Property Dispositions
Uinta Basin asset disposition
In the year ended December 31, 2019, the Company disposed its Uinta Basin assets for total consideration of $676.8 million. These assets were classified as held for sale at September 30, 2019 resulting in an impairment charge of $241.4 million recorded on PP&E as a component of DD&A and impairment expense. A further impairment charge of $8.7 million was recorded upon closing of the transaction in the fourth quarter of 2019.
Southeast Saskatchewan asset disposition
In the year ended December 31, 2019, the Company disposed of certain southeast Saskatchewan conventional assets for consideration of $196.9 million. These assets had a net carrying value of $390.7 million, resulting in a loss of $193.8 million.
b) Minor property acquisitions and dispositions
In the year ended December 31, 2019, the Company completed minor property acquisitions and dispositions for net consideration of $50.4 million. These assets had a net carrying value of $55.8 million, resulting in a loss of $5.4 million. During the year ended December 31,2019, the Company recorded $8.5 million of impairment related to assets held for sale at March 31, 2019. These assets have been disposed of as at December 31, 2019.

($ millions)	Uinta Basin	Southeast Saskatchewan	Other minor
Dispositions:

Consideration
Cash	653.9	196.9	50.4
Working capital	22.9	—	—
	676.8	196.9	50.4
Carrying Value
Derivative asset	(16.2)	—	—
ROU asset	(3.1)	—	—
Exploration and evaluation	(90.7)	(3.2)	(0.7)
Property, plant and equipment	(670.2)	(466.4)	(85.6)
Goodwill	—	(13.1)	—
Lease liability	3.0	—	—
Decommissioning liability	100.4	92.0	30.5
	(676.8)	(390.7)	(55.8)

Loss on capital dispositions	—	(193.8)	(5.4)